Consolidated Condensed Balance Sheets (Parentheticals) - $ / shares		Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Common stock, par value (in Dollars per share)		$ 0.0001	[1]	$ 0.0001	[1]	$ 0.0001
Common Stock, shares authorized		150,000,000	[1]	150,000,000	[1]	150,000,000
Common stock, shares issued	[1]	1,861,914		484,187
Common stock, shares outstanding	[1]	1,861,914		484,187
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized		1,000,000		1,000,000		1,000,000
Preferred stock, shares issued		76,480		78,803
Preferred stock, shares outstanding		76,480		78,803
Previously Reported
Common stock, shares issued				5,810,089		2,386,009
Common stock, shares outstanding				5,810,089		2,386,009

[1]	Periods presented have been adjusted to reflect the 1:12 reverse stock split on August 12, 2024.